Offerings	Aug. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 par value
Fee Rate	0.01476%
Offering Note	(3) Including such indeterminate amount of common shares as may be issued from time to time at indeterminate prices or upon conversion of debt securities registered hereby, or upon exercise of warrants registered hereby, as the case may be.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(4) Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby, as the case may be.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	(5) Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for common shares, debt securities or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	(6) Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Subscription Rights
Fee Rate	0.01476%
Offering Note	(7) Each subscription right will be issued under a subscription right agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another. Because the subscription rights will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 par value
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 par value
Amount Registered | shares	378,641,978
Maximum Aggregate Offering Price	$ 378,641,978.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 55,887.56
Offering Note	(8) On September 19, 2018, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (File No. 333-227427) and on January 15, 2021, the registrant filed a prospectus supplement, which registered the offer and sale of up to $600,000,000 of the registrant's common shares (the "January 2021 ATM Prospectus") under the terms of an Open Market Sale Agreement with Jefferies LLC, of which $378,641,978 of securities remain unsold (the "Unsold Securities"). At the time of the January 2021 ATM Prospectus (File No. 333-227427), the registrant paid a registration fee of $65,460, which was filed for common shares, CHF 0.03 par value, having an aggregate offering price of up to $600,000,000 that may be issued or sold pursuant to the January 2021 ATM Prospectus. On July 29, 2021, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (333-258274) and sales agreement prospectus (the "July 2021 ATM Prospectus"), which carried forward $45,799.81 that was previously paid in connection with the January 2021 ATM Prospectus and that the registrant is carrying forward in connection with this registration statement. As of the date of this registration statement, the registrant has sold $221,358,022 pursuant to the January 2021 ATM Prospectus and July 2021 ATM Prospectus. The registrant is registering the offer and sale of the Unsold Securities pursuant to the January 2021 ATM Prospectus and July 2021 ATM Prospectus.